Intangible Assets and Goodwill - Goodwill (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	$ 1,792	$ 1,792
Additions	0	0
Goodwill ending balance	1,792	1,792
OGBC [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	392	392
Additions	0	0
Goodwill ending balance	392	392
Peace Naturals [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	1,400	1,400
Additions	0	0
Goodwill ending balance	$ 1,400	$ 1,400